Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2055 Portfolio
September 30, 2022
VIPF2055-NPRT3-1122
1.9893090.103
Domestic Equity Funds - 48.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	12,317	464,962
VIP Equity-Income Portfolio Initial Class (a)	19,855	437,995
VIP Growth & Income Portfolio Initial Class (a)	24,527	538,363
VIP Growth Portfolio Initial Class (a)	9,212	656,569
VIP Mid Cap Portfolio Initial Class (a)	4,318	134,581
VIP Value Portfolio Initial Class (a)	20,848	317,938
VIP Value Strategies Portfolio Initial Class (a)	11,807	156,682
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,932,072)		2,707,090

International Equity Funds - 41.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	92,040	815,470
VIP Overseas Portfolio Initial Class (a)	78,816	1,494,361
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,948,479)		2,309,831

Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	12,349	118,916
Fidelity International Bond Index Fund (a)	3,488	30,831
Fidelity Long-Term Treasury Bond Index Fund (a)	32,038	331,593
VIP High Income Portfolio Initial Class (a)	3,374	15,115
TOTAL BOND FUNDS (Cost $582,220)		496,455

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $39,610)	39,610	39,610

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,502,381)	5,552,986
NET OTHER ASSETS (LIABILITIES) - 0.0%	(825)
NET ASSETS - 100.0%	5,552,161

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	114,909	88,478	69,998	-	(2,182)	(12,291)	118,916
Fidelity International Bond Index Fund	28,599	32,585	26,395	121	(1,648)	(2,310)	30,831
Fidelity Long-Term Treasury Bond Index Fund	216,499	337,062	121,823	5,478	(23,015)	(77,130)	331,593
VIP Contrafund Portfolio Initial Class	491,432	312,635	162,501	4,652	(29,609)	(146,995)	464,962
VIP Emerging Markets Portfolio Initial Class	858,167	608,992	345,659	-	(82,451)	(223,579)	815,470
VIP Equity-Income Portfolio Initial Class	519,799	268,484	263,705	672	(15,030)	(71,553)	437,995
VIP Government Money Market Portfolio Initial Class 2.72%	-	39,610	-	-	-	-	39,610
VIP Growth & Income Portfolio Initial Class	591,747	335,556	283,866	1,160	(11,970)	(93,104)	538,363
VIP Growth Portfolio Initial Class	502,599	557,316	204,216	23,768	(36,989)	(162,141)	656,569
VIP High Income Portfolio Initial Class	85,698	43,562	106,093	33	(7,480)	(572)	15,115
VIP Investment Grade Bond II Portfolio - Initial Class	-	37,644	37,599	-	(45)	-	-
VIP Investment Grade Bond Portfolio Initial Class	54,468	38,876	88,412	1,775	(5,172)	240	-
VIP Mid Cap Portfolio Initial Class	144,164	87,760	57,649	3,398	(7,345)	(32,349)	134,581
VIP Overseas Portfolio Initial Class	1,537,470	1,202,142	560,676	12,177	(106,611)	(577,964)	1,494,361
VIP Value Portfolio Initial Class	381,102	202,860	198,838	5,059	(11,557)	(55,629)	317,938
VIP Value Strategies Portfolio Initial Class	186,691	100,223	91,579	1,618	(5,916)	(32,737)	156,682
	5,713,344	4,293,785	2,619,009	59,911	(347,020)	(1,488,114)	5,552,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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